Commitments and Contingencies - Schedule of Future Lease Payments Under Operating Leases (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Future Lease Payments Under Operating Leases [Abstract]
2025	$ 396,191
2026	42,125
Total future lease payments	438,316
Less imputed interest	(13,993)
Total lease liabilities	424,323
Less: current portion	(383,153)	$ (373,860)
Operating lease liability, non-current	$ 41,170	$ 266,763